Fair Value (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Total net realized/unrealized gains (losses)
Interest income on securities	$ 14	$ 14
Net realized loss on securities available for sale	(5)	(78)
Level 3 [Member]
Fair value measurements using significant unobservable inputs (Level III)
Beginning balance January 1	35,789	37,361
Total net realized/unrealized gains (losses)
Interest income on securities	14	14
Net realized loss on securities available for sale	(5)	(78)
Included in other comprehensive income (loss)	381	(1,008)
Transfers in and/or out of Level III
Purchases, issuances, sales and settlements
Purchases
Issuances
Sales
Settlements		(500)
Ending balance, December 31	$ 36,179	$ 35,789